RESEARCH AND DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development [Abstract]
Gross research and development	$ 86,726	$ 94,352	$ 83,538
Government tax credits	(253)	(645)	(885)
Total	$ 86,473	$ 93,707	$ 82,653